Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by Nature [abstract]
Schedule of Expenses by Nature

Year ended December 31,	2017	2016
Raw materials and consumables used	$33,013	$19,682
Employee benefits (note 24)	18,613	15,576
Facilities	2,683	2,643
Professional services	1,220	1,177
Depreciation and amortization	672	727
Shareholder and other corporate communications	479	562
Insurance	504	449
Marketing	499	381
Other	1,503	870
Total	$59,186	$42,067